Property, plant and equipment - Additional Information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of consolidated gross assets or adjusted EBITDA held individually by companies in Guarantor Group	5.00%
Percentage of consolidated gross assets or adjusted EBITDA held by Guarantor Group in total	80.00%
Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Recognised finance lease as assets	€ 0	€ 800,000